     As filed with the Securities and Exchange Commission on March 31, 1998


                                                      Registration Nos. 33-46488
                                                                        811-6603
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                         Pre-Effective Amendment No. ___                     [ ]


                         Post-Effective Amendment No. 9                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

                                Amendment No. 13                             [X]

                        (Check appropriate box or boxes)


                             PERFORMANCE FUNDS TRUST
                    (Exact name of Registrant as specified in
                                    charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                (Address of Principal Executive Offices Zip Code)


       Registrant's Telephone Number, including Area Code: (800) 737-3676
                            Ellen F. Stoutamire, Esq.
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)


                                    Copy to:
                             Steven R. Howard, Esq.
                                Baker & McKenzie
                                805 Third Avenue
                            New York, New York 10022

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:
            X    immediately upon filing pursuant to Rule 485(b)
      ______ on ______, 1998 pursuant to Rule 485(b)
      ______ 60 days after filing pursuant to Rule 485(a)
      ______ on ______, 1998 pursuant to Rule 485(a)

                             PERFORMANCE FUNDS TRUST

                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        under the Securities Act of 1933

N-1A ITEM NO.

Part A                                                Prospectus Caption
------                                                ------------------
1.       Cover Page                                   Cover Page
2.       Synopsis                                     Prospectus Summary; Fund Expenses
3.       Financial Highlights                         Financial Highlights
4.       General Description of Registrant            Prospectus Summary; The Investment Policies and
                                                      Practices of the Funds; Description of
                                                      Securities and Investment Practices
5.       Management of the Fund                       Management of the Fund; Purchase of Shares
6.       Capital Stock and Other Securities           Dividends, Distributions and Federal Income
                                                      Tax; Other Information
7.       Purchase of Securities Being Offered         Fund Share Valuation; Purchase of Fund Shares;
                                                      Individual Retirement Accounts; Exchange
                                                      Privileges; Determination of Net Asset Value
                                                      (Part B)
8.       Redemption or Repurchase                     Redemption of Fund Shares; Redemptions (Part B)
9.       Legal Proceedings                            Not Applicable

Part B                                                Statement of Additional Information Caption
------                                                -------------------------------------------
10.      Cover Page                                   Cover Page
11.      Table of Contents                            Table of Contents
12.      General Information and History              Not Applicable
13.      Investment Objectives and Policies           The Investment Policies and Practices of the
                                                      Funds (Part A); Investment Restrictions
14.      Management of the Registrant                 Management of the Funds
15.      Control Persons and Principal Holders
         of Securities                                Management of the Funds; Shares of Beneficial
                                                      Interest
16.      Investment Advisory and Other Services       Management of the Funds; Custodian; Experts
17.      Brokerage Allocation                         Portfolio Transactions
18.      Capital Stock and Other Securities           Shares of Beneficial Interest

19.      Purchase, Redemption and Pricing of
         Securities Being Offered                     Redemption of Shares (Part A); Exchange
                                                      Privilege (Part A); Determination of Net Asset
                                                      Value, Dividends, Distributions and Federal
                                                      Income Tax (Part A); Federal Income Taxes
20.      Tax Status                                   Dividends, Distributions and Federal Income Tax
                                                      (Part A); Federal Income Tax
21.      Underwriters                                 Management of the Funds
22.      Calculation of Performance Data              Calculation of Yield and Total Return; Other
                                                      Information--Performance Information
23.      Financial Statements                         Financial Statements

                                     Part C

Information to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

PRELIMINARY NOTE

         The Registrant's Prospectus and Statement of Additional Information, each dated September 26, 1997 (Accession Number 0000950123-97-008139), to which the interim financial statements contained herein are added by this Post-Effective Amendment No. 9, are incorporated by reference to the Registrant's filing of definitive copies under Rule 497(c).

                                     PART A

                       Supplement dated March 31, 1998 to
                       Prospectus dated September 26, 1997

                               The Small Cap Fund
                        a Fund of Performance Funds Trust

The table of "Financial Highlights" (unaudited) for a share of beneficial interest of The Small Cap Fund Portfolio of Performance Funds Trust, outstanding through the period ended November 30, 1997 below supplements the audited financial statements contained in the Statement of Additional Information and sets forth certain information regarding the investment operations of The Small Cap Fund for the period presented. This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)

                                                Institutional          Consumer
                                                    Class            Service Class
                                                 Period Ended        Period Ended
                                                  11/30/97*            11/30/97*
                                                 (unaudited)         (unaudited)
                                                 ------------        ------------
Net Asset Value, Beginning of Period ........    $      10.00        $      10.00
                                                 ------------        ------------
Income from Investment Operations:
     Net investment income ..................              --                0.01
     Net loss on securities (both
         realized and unrealized) ...........           (0.81)              (0.83)
                                                 ------------        ------------
Total Income from Investment Operations .....           (0.81)              (0.82)
Less Distributions:
     Dividends from net investment income ...              --                  --
     Distribution from net realized gains ...              --                  --
                                                 ------------        ------------
Total Distributions .........................              --                  --
Net Asset Value, End of Period ..............    $       9.19        $       9.18
                                                 ============        ============
Total return (not reflecting sales load) ....           (8.10%)             (8.20%)
Ratios/Supplementary Data:
     Net Assets, End of Period (in thousands)    $     45,934        $        472
     Ratios of expenses to average net assets            1.61%**             1.86%**
     Effect of waivers/reimbursements on
         expense ratio ......................            0.00%**             0.00%**
     Ratios of net investment income to
         average net assets .................           (0.13%)             (0.58%)
     Portfolio turnover rate ................            0.16%               0.16%
Average commission rate(a) ..................    $     0.0866        $     0.0866

*   Fund commenced operations on October 1, 1997.

**  Annualized.

(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                  The Intermediate Term Government Income Fund
                                    a Fund of
                             Performance Funds Trust


         The following language replaces in its entirety the second paragraph under the section entitled "The Government Income Funds" appearing on page 16 of the Prospectus dated September 26, 1997:

         "The investment objective of the Intermediate Fund is to provide investors with a high level of current income. Total return, within certain parameters, is a secondary consideration. Under normal conditions the Intermediate Fund will invest at least 65% of its total assets in government income securities."

                                     PART B

                               The Small Cap Fund
                                    a Fund of
                             Performance Funds Trust

                       Supplement dated March 31, 1998 to
          Statement of Additional Information dated September 26, 1997


         This Supplement is provided to update certain information regarding the of The Small Cap Fund Portfolio of Performance Funds Trust and should be read in conjunction with the information provided in the Statement of Additional Information.

         As of March 16, 1998, the officers and directors of Performance Funds Trust collectively owned less than 1% of the outstanding shares of the Trusts' Funds. As of March 16, 1998, no person owned of record, or to the knowledge of management, beneficially owned, five percent or more of the outstanding shares of the Funds except as set forth below:

Name and Address of
Account Holder                    Total Shares                 Percentage Owned
--------------------------------------------------------------------------------

                                MONEY MARKET FUND

Institutional Class

Harman & Co                        370,244,010.330                    100%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS  39205-0291

Consumer Service Class

St. Dominic Jackson Memorial
Hospital                            11,042,818.530                  10.53%
Attn:  Frank Quiriconi
969 Lakeland Drive
Jackson, MS  39216-4602

Trustmark National Bank             35,026,845.600                  33.41%
FBO Bryan Pendleton Swats and
  McAllister
248 E Capitol St
Jackson, MS 39201

                                 SHORT TERM FUND

Institutional Class

Harman & Co.                         3,258,637.156                  26.50%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS  39205-0291

Harman & Co.                         8,958,250.002                  72.84%
c/o Trustmark National Bank

Trust Department
P.O. Box 291
Jackson, MS  39205-0291

Consumer Service Class

Donaldson Lufkin Jenrette               38,383.050                  13.57%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Corelink Financial Inc.                131,316.000                  46.42%
P.O. Box 4054
Concord, CA 94524

                                INTERMEDIATE FUND

Institutional Class

Harman & Co                          3,114,637.525                  27.76%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS  39205-0291

Harman & Co                          8,011,297.390                  71.39%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS  39205-0291

Consumer Service Class

Corelink Financial Inc.                172,493.055                  46.02%
P.O. Box 4054
Concord, CA 94524

                                  MID CAP FUND

Institutional Class

Harman & Co                          1,464,538.443                  17.61%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS  39205-0291

Harman & Co                          6,550,120.379                  62.62%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS  39205-0291

First American Trust Company           931,290.412                   8.90%
421 North Main St
Santa Ana, CA

First American Trust Company         1,217,364.271                  11.64%
421 North Main St
Santa Ana, CA

Consumer Service Class

Corelink Financial Inc.                115,271.366                   7.37%
P.O. Box 4054
Concord, CA 94524

                                 LARGE CAP FUND

Institutional Class

Harman & Co                          1,539,476.227                  14.72%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS  39205-0291

Harman & Co                           6,550,120.37                  63.50%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS  39205-0291

First American Trust Co%               881,882.862                   8.32%
Managed Omnibus Reinvest
421 North Main Street
Santa Ana, CA  92701-4617

First American Trust Co%             1,204,298.630                  11.36%
Managed Omnibus Reinvest
421 North Main Street
Santa Ana, CA  92701-4617

Consumer Service Class

N/A

                                 SMALL CAP FUND

Institutional Class

Harman & Co                            395,016.563                   6.99%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS  39205-0291

Harman & Co                          5,242,594.030                  92.80%
c/o Trustmark National Bank
Trust Department
P.O. Box 291
Jackson, MS  39205-0291

Consumer Service Class

Donaldson, Lufkin Jenrette              44,693.630                  17.29%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998

Corelink Financial Inc.                139,557.332                  54.00%
P.O. Box 4054
Concord, CA 94524

Performance Information

         For the period from commencement of operations (October 1, 1997) through November 30, 1997, the total return for The Small Cap Fund's Institutional Class and Consumer Service Class were -8.10% and -8.20%, respectively.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.


         (a)      (1)      Financial Statements included in Part A of this
                           Registration Statement are the Financial Highlights for the following:

                           For the periods ended May 31, 1997:

                           THE SHORT TERM GOVERNMENT INCOME FUND
                           THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                           THE LARGE CAP EQUITY FUND
                           THE MONEY MARKET FUND
                           THE MID CAP GROWTH FUND

                           For the periods ended November 30, 1997:

                           THE SMALL CAP FUND(unaudited)

                  (2) Financial Statements included in Part B of this Registration Statement are: Audited financial statements for each of the Funds (except the Small Cap Fund) including Portfolio of Investments, Statement of Assets and Liabilities, Statement of Changes in Net Assets, Statement of Operations, Notes to Financial Statements ("Financial Statements") and Independent Accountant's Report contained in the Annual Report for the fiscal year ended May 31, 1997 which are incorporated by reference to the Statement of Additional Information:

                           THE SHORT TERM GOVERNMENT INCOME FUND
                           THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                           THE LARGE CAP EQUITY FUND
                           THE MONEY MARKET FUND
                           THE MID CAP GROWTH FUND

                           Unaudited Financial Statements for The Small Cap Fund contained in the Semi-Annual Report for the period ended November 30, 1997 which are incorporated by reference to the Statement of Additional Information.

                  (3) Financial Statements for the Small Cap Fund included in Part B of this Registration Statement are the unaudited financial statements including Portfolio of Investments, Statement of Assets and Liabilities, Statement of Changes in Net Assets, Statement of Operations and Notes to Financial Statements contained in the Semi-Annual Report for the period ended November 30, 1997 which are incorporated by reference to the Statement of Additional Information:


         (b)                Exhibits:

                  (1)      Trust Instrument. (1)

                  (2)      (a)      Bylaws of Registrant. (1)

                  (2)      (b)      Amendment to Bylaws.(7).


                  (3)      None.

                  (4)      None.

                  (5)      (a)      Revised Form of Master Investment Advisory
                                    Contract between Registrant and Trustmark
                                    National Bank. (4)


                           (b) Master Administration Agreement between Registrant and BISYS Fund Services.(7)

                           (c) Form of Investment Advisory Contract Supplement for The Small Cap Fund. (7)

                  (6) Form of Revised Distribution Agreement between Registrant and Performance Funds Distributor, Inc.(7)


                  (7)      None.

                  (8) Custodian Agreement between Registrant and Trustmark National Bank.(2)


                  (9)      (a)      Transfer Agency Agreement between Registrant
                                    and BISYS Fund  Services, Inc.(7)

                  (9)      (b)      Fund Accounting Agreement between Registrant
                                    and BISYS Fund  Services, Inc.(7)


                  (10)     Consent of Independent Counsel--filed herein.

                  (11)     Consent of Independent Accountants--filed herein.

                  (12)     None.

                  (13)     Subscription Agreement. (3)

                  (14)     None.


                  (15)     (a)      Amendment to Rule 12b-1 Distribution Plan
                                    and Agreement between Registrant and
                                    Performance Funds Distributor, Inc. (7)

                  (15)     (b)      Supplement to the Rule 12b-1 Distribution
                                    Plan and Agreement between The Small Cap
                                    Fund and Performance Funds Distributor, Inc.
                                    (7)

                  (15)     (c)      Form of Services Agreement between
                                    Performance Funds Distributor, Inc. and
                                    BISYS FUND SERVICES LIMITED PARTNERSHIP
                                    d/b/a BISYS Fund Services. (7)

                  (15)     (d)      Form of Compensation Agreement between
                                    Trustmark National Bank and BISYS FUND
                                    SERVICES LIMITED PARTNERSHIP d/b/a BISYS
                                    Fund Services.(7)

                  (16) Schedule of Computation of Performance Calculation for The Small Cap Fund -- filed herein.

                  (17)     Financial Data Schedule -- filed herein.

                  (18)     Rule 18f-3 Plan -- filed herein.


                           (a)      Power of Attorney. (2)

                           (b)      Powers of Attorney for Trustees Head and
                                    Carr.(6)


(1) Filed with original Registration Statement on March 12, 1992 and incorporated herein by reference.
(2) Filed with Pre-Effective Amendment No. 3 on May 22, 1992 and incorporated herein by reference.
(3) Filed with Pre-Effective Amendment No. 1 on April 29, 1992 and incorporated herein by reference.
(4) Filed with Post-Effective Amendment No. 1 on November 23, 1992 and incorporated herein by reference.
(5) Filed with Post-Effective Amendment No. 4 on September 30, 1994 and incorporated herein by reference.
(6) Filed with Post-Effective Amendment No. 7 on July 14, 1997 and incorporated herein by reference.
(7) Filed with Post-Effective Amendment No. 8 on September 24, 1997 and incorporated herein by reference.


Item 25.          Persons Controlled by or under Common Control with Registrant.

                  None.


Item 26.          Number of Holders of Securities at February 16, 1998.

                  The Small Cap Fund (Institutional)                                    22
                  The Small Cap Fund (Consumer)                                         57

                  Short-Term Government Fixed Income Fund (Institutional)               65
                  Short-Term Government Fixed Income Fund (Consumer)                    91

                  Intermediate Term Government Fixed Income Fund (Institutional)       110
                  Intermediate Term Government Fixed Income Fund (Consumer)            172

                  The Large Cap Equity Fund (Institutional)                            261
                  The Large Cap Equity Fund (Consumer)                                1637

                  Money Market Fund (Institutional)                                     89
                  Money Market Fund (Consumer)                                         618
                  Money Market Fund (Centura)                                            1

                  Mid Cap Growth Fund (Institutional)                                   76
                  Mid Cap Growth Fund (Consumer)                                       982


Item 27.          Indemnification.

                  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 4 of the Master

Investment Advisory Contract (Exhibit 5(a) to this Registration Statement) and
Section 9 of the Master Distribution Contract (Exhibit 6 to this Registration Statement), officers, trustees, employees and agents of the Registration will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defining claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                  Section 4 of the Master Investment Advisory Contract (Exhibit 5(a) to this Registration Statement) and Section 9 of the Master Distribution Contract (Exhibit 6 to this Registration Statement) limit the liability of faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contract and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(I) of such Act remain in effect and are consistently applied.


Item 28.          Business and Other Connections of Investment Adviser.

                  Trustmark National Bank is a subsidiary of Trustmark Corporation, a one bank holding company located in Jackson, Mississippi. Trustmark National Bank was founded in 1889 and offers a variety of deposit, credit and investment products to its customers through its 170 locations and 58 off premise automated teller machines in 46 Mississippi communities. As of December 31, 1997, Trustmark had assets of approximately $5.5 billion and capital of approximately $590 million.

                  The executive offices of Trustmark Corporation and Trustmark National Bank and such executive officers positions during the past two years are as follows:

                  Frank R. Day, Chairman of the Board, Trustmark Corporation; Chairman of the Board, Trustmark National Bank; Director of Mississippi Power & Light Company and South Central Bell Telephone Company.

                  Richard Hickson, chief Executive Officer of Trustmark Corporation, joined Trustmark in 1997. Prior thereto, Mr. Hickson was employed as the President of South Trust Bank of Georgia, N.A. since 1995.

                  Harry Walker, President of Trustmark National Bank.

                  Gerard Host, Executive Vice President and Chief Financial Officer.

Item 29.          Principal Underwriter.

                  (a) Performance Funds Distributor, Inc. acts as Distributor/Underwriter for no other registered investment company.

                  (b)      Officers and Directors.

Name and Principal     Positions and Offices with       Positions and Offices
Business Address       Registrant                       with Underwriter
----------------       ----------                       ----------------

Lynn J. Magnum         None                             Chairman/CEO
J. David Huber         None                             President
Kevin J. Dell          None                             Vice President/General
                                                        Counsel/Secretary
Mark J. Rybarczyk      None                             Senior Vice President
Dennis Sheehan         None                             Senior Vice President
Dale Smith             None                             Vice President
Michael Burns          None                             Vice President
Annamaria Porcaro      None                             Assistant Secretary

         (c)      Not applicable.

Item 30.          Location of Accounts and Records.

                  (a) All accounts, books and other documents required to be maintained by the Investment Adviser and the Custodian pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Trustmark National Bank, 248 East Capitol Street, Jackson, Mississippi, 39201.

                  (b) All accounts, books and other documents required to be maintained by the Fund Accountant and Administrator pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of BISYS Fund Services, Inc.

                  (c) All accounts, books and other documents required to be maintained by the Distributor pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

Item 31.          Management Services

                  Not Applicable.

Item 32.          Undertakings.

                 (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

                 (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on March 31, 1998.

                                    PERFORMANCE FUNDS TRUST

                                    By: /s/ Walter B. Grimm
                                        Walter B. Grimm, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                 Date
---------                          -----                 ----

/s/ John J. Pileggi
    John J. Pileggi               Trustee               March 31, 1998

/s/ James H. Johnston, III*
    James H. Johnston, III        Trustee               March 31, 1998

/s/ James T. Mallette*
    James T. Mallette             Trustee               March 31, 1998

/s/ Walter P. Neely*
    Walter P. Neely               Trustee               March 31, 1998

/s/ Charles M. Carr**
    Charles M. Carr               Trustee               March 31, 1998

/s/ Walter B. Grimm
    Walter B. Grimm               President             March 31, 1998

/s/ Paul Kane                     Treasurer             March 31, 1998
    Paul Kane

*By: /s/ John J. Pileggi
         John J. Pileggi
         Attorney-in-Fact

**By: /s/ Walter B. Grimm
          Walter B. Grimm
          Attorney-in-Fact

                                  EXHIBIT INDEX


Exhibit No.                        Description
-----------                        -----------

10                Consent of Baker & McKenzie

11                Consent of Price Waterhouse LLP

16                Schedules of Computation of Performance Calculation for The
                  Small Cap Fund

17                Financial Data Schedule

18                Rule 18f-3 Plan